UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21927

MSS Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Dr., Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: November 30

Date of reporting period: February 29, 2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	MSS Series Trust
	Footprints Discover Value Fund
	Schedule of Investments
	February 29, 2020 (Unaudited)

Shares			Value

COMMON STOCKS - 72.30%

Crude Petroleum & Natural Gas - 1.64%
28,895	Lonestar Resources US, Inc. *		$ 39,875

General Building Contractors - Nonresidential Buildings - 4.78%
8,000	Tutor Perini Corp. *		116,000

Oil & Gas Services & Equipment - 5.44%
114,884	Iconix Brand Group Inc. *		132,116

Motors & Generators - 15.24%
54,000	American Superconductor Corp. *		369,900

Oil & Gas Services & Equipment - 8.92%
979,199	Western Energy Services Corp. (Canada) *		216,403

Oil & Gas Field Services - 7.96%
54,883	ION Geophysical Corp. *		193,188

Packaged Foods - 4.71%
100,200	DAVIDsTEA, Inc. (Canada)*		114,228

Radio & TV Broadcasting Communications - 4.74%
1,200	EchoStar Corp. *		41,904
20,000	SeaChange International, Inc. *		73,200
			115,104
Semiconductors & Related Devices - 4.60%
12,500	Applied Optoelectronics, Inc. *		111,625

Services-Motion Picture Theaters - 4.90%
19,000	AMC Entertainment Holdings, Inc. Class A		118,940

Surety Insurance - 4.24%
13,200	MBIA, Inc. *		102,960

Telephone Communications (No Radio Telephone) - 5.13%
9,200	CenturyLink, Inc.		111,044
25,000	Frontier Communications Corp. *		13,525
			124,569

TOTAL FOR COMMON STOCKS (Cost $2,620,086) - 72.30%			$ 1,754,908

CORPORATE BONDS - 6.75%

Telephone Communications (No Radio Telephone) - 6.75%
343,000	Frontier Communications Corp., 6 7/8%, 1/15/2025		163,782

TOTAL FOR CORPORATE BONDS (Cost $227,679) - 6.75%			$ 163,782

SHORT TERM INVESTMENTS - 21.47%
520,999	First Am Govt Ob Fd CI X 1.49%** (Cost $520,999)		520,999

TOTAL INVESTMENTS (Cost $3,368,764) *** - 100.52%			$ 2,439,689

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received ($7,760) - (0.71%)			(17,200)

OTHER ASSETS LESS LIABILITIES 0.19%			4,658

NET ASSETS - 100.00%			$ 2,427,147

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at February 29, 2020.

*** At February 29, 2020 the net unrealized depreciation on investment, based on cost for federal income tax purposes of $3,361,004 amounted to $967,906 which consisted of aggregate gross unrealized appreciation of $57,751 and aggregate gross unrealized depreciation of $1,025,657.

NOTES TO FINANCIAL STATEMENTS
Footprints Discover Value Fund
1. SECURITY TRANSACTIONS

At February 29, 2020 the net unrealized depreciation on investment, based on cost for federal income tax purposes of $3,361,004 amounted to $967,906 which consisted of aggregate gross unrealized appreciation of $57,751 and aggregate gross unrealized depreciation of $1,025,657.

2. SECURITY VALUATION

The Fund’s securities are valued at current market prices.  Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are generally valued by the pricing service at the last quoted sale price on the exchange on which the securities are traded as of the close of business on the day the securities are being valued. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  Securities for which market values are not readily available, or for which the Advisor believes the market value is unreliable (including, for example, certain foreign securities, thinly-traded securities, or when there is a particular event that may affect the value of a security), such securities are valued as determined in good faith by the Advisor at their fair values pursuant to guidelines established by the Trust's Board of Trustees (the "Board of Trustees"), and under the ultimate oversight of the Board of Trustees.  Short-term fixed income securities with remaining maturities of 60 days or less and of sufficient credit quality, are valued at amortized cost.

Fixed income securities - The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

For options, under normal circumstances, closing bid and ask option quotations are considered to be reflective of the option contract values as of the close of the regular session of trading on the New York Stock Exchange (the “stock market close”), and will be used to determine fair value of the contracts.  Options listed for trading on a securities exchange (whether domestic or foreign and, for purposes of these procedures, including the NASDAQ) or board of trade for which market quotations are readily available shall be valued:
(i) at the last quoted sales price or, in the absence of a sale
(ii) at the mean of the last bid and asked prices.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.
•   Level 1 – quoted prices in active markets for identical investments
•   Level 2 – other significant observable inputs, including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
•   Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2020:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,754,908	$0	$0	$1,754,908
Corporate Bonds	$0	$163,782	$0	$163,782
Cash Equivalents	$520,999	$0	$0	$520,999
Total	$2,275,907	$163,782	$0	$2,439,689

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	($17,200)	$0	$0	($17,200)
Total	($17,200)	$0	$0	($17,200)

MSS Series Trust
Footprints Discover Value Fund
Schedule of Options Written
February 28, 2020 (Unaudited)
CALL OPTIONS * - 2.19%
Underlying Security	Counterparty		Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

Tutor Perini Corp	Tutor Perini		80	$ 116,000	12.50	4/17/2020	-17,200

Total Call Options (Premiums Received ($7,760)) - -.71%							-17,200

TOTAL WRITTEN OPTIONS (Premiums Received ($7,760)) - -.71%							-17,200

* Non-income producing securities during the period.
● Level 1 Security
The accompanying notes are an integral part of these financial statements.

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/Gregory B. Getts

* Gregory B. Getts

   Trustee

Date:  April 15, 2020

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory B. Getts

* Gregory B. Getts

   Trustee

Date:  April 15, 2020

By /s/Brandon M. Pokersnik

* Brandon M. Pokersnik

   Treasurer and Secretary

Date:  April 15, 2020